SCHEDULE OF BALANCE SHEETS (Details) (Parenthetical) - $ / shares	Dec. 31, 2024	Mar. 31, 2024
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001
Ordinary shares, shares authorized	190,100,000,000	190,100,000,000
Common Class A [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, shares issued	56,354,853,138	56,340,671,538
Common Stock, Shares, Outstanding	56,354,853,138	56,340,671,538
Common Class B [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, shares issued	40,809,861	40,809,861
Common Stock, Shares, Outstanding	40,809,861	40,809,861
Parent Company [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	190,100,000,000	190,100,000,000
Parent Company [Member] | Reportable Legal Entities [Member] | Common Class A [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, shares issued	56,354,853,138	56,340,671,538
Common Stock, Shares, Outstanding	56,354,853,138	56,340,671,538
Parent Company [Member] | Reportable Legal Entities [Member] | Common Class B [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, shares issued	40,809,861	40,809,861
Common Stock, Shares, Outstanding	40,809,861	40,809,861